Exchangeable Securities - Option To Exchange (Details) - Option to exchange – embedded derivative - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Base fair value	$ 0	$ 0
Minimum
Disclosure of detailed information about borrowings [line items]
Sensitivity	0	0
Maximum
Disclosure of detailed information about borrowings [line items]
Sensitivity	$ (25)	$ (25)